Fees Summary	Jun. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,438,000
Previously Paid Amount	0.00
Total Fee Amount	679.46
Total Offset Amount	0.00
Net Fee	679.46
Narrative - Max Aggregate Offering Price	$ 4,438,000
Final Prospectus	true